INTANGIBLE ASSETS - Schedule of Intangible Assets (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Disclosure of detailed information about intangible assets [line items]
Balance as of January 1			$ 1,549	$ 1,510
Acquisition *			199	167
Additions **	$ 41	$ 39	293	58
Divestment and reclassification to held for sale			0	(58)
Amortization			(125)	(114)
Currency translation			(24)	(15)
Transfers			(8)	10
Balance as of June 30 *	$ 1,884	$ 1,558	1,884	$ 1,558
Licences
Disclosure of detailed information about intangible assets [line items]
Additions **			$ 209